Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
2017	$39,066
2018	24,360
2019	11,168
2020	10,728
2021	10,688
Thereafter	124,670
Total minimum annual payments under all non-cancelable operating leases	$220,680